SonicShares Global Shipping ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Transportation - 97.8%(a)
2020 Bulkers Ltd.	9,666	$108,889
AP Moller - Maersk AS - Class B	982	1,819,291
Ardmore Shipping Corp.	16,882	162,067
COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	547,733	454,235
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,076,848	1,871,109
Costamare Bulkers Holdings Ltd. (b)	59,569	516,463
Costamare, Inc.	50,700	461,877
d'Amico International Shipping SA	53,173	215,089
Danaos Corp.	7,850	676,984
DHT Holdings, Inc.	67,857	733,534
Dorian LPG Ltd.	18,024	439,425
FLEX LNG Ltd.	23,832	528,700
Frontline PLC (c)	79,702	1,307,910
Genco Shipping & Trading Ltd.	18,329	239,560
Global Ship Lease, Inc. - Class A	15,048	395,913
Golden Ocean Group Ltd.	84,537	624,439
Hafnia Ltd.	273,766	1,369,953
Hapag-Lloyd AG (Acquired 9/14/2022 - 1/8/2025, Cost $954,619) (d)(e)	8,355	1,245,551
Heung-A Shipping Co. Ltd. (b)	99,269	127,543
HMM Co. Ltd.	113,635	1,894,478
Hoegh Autoliners ASA	80,626	710,279
International Seaways, Inc.	20,852	760,681
Kawasaki Kisen Kaisha Ltd.	125,649	1,778,023
Matson, Inc.	12,891	1,435,413
Mitsui OSK Lines Ltd.	53,302	1,778,640
MPC Container Ships ASA	187,522	295,930
Navigator Holdings Ltd. (c)	29,272	414,199
Nordic American Tankers Ltd.	89,493	235,367
NS United Kaiun Kaisha Ltd.	10,131	274,237
Okeanis Eco Tankers Corp. (Acquired 10/17/2023 - 3/25/2025, Cost $308,125) (c)(d)(e)	13,983	300,533
Orient Overseas International Ltd.	110,455	1,877,031
Pacific Basin Shipping Ltd.	2,150,335	553,335
Pan Ocean Co. Ltd.	225,927	621,902
Pangaea Logistics Solutions Ltd.	28,149	132,300
Safe Bulkers, Inc.	43,299	156,309
Scorpio Tankers, Inc. (c)	21,561	843,682
SFL Corp. Ltd. (c)	61,382	511,312
SITC International Holdings Co. Ltd.	559,026	1,791,020
Star Bulk Carriers Corp. (c)	49,502	853,909
Stolt-Nielsen Ltd.	29,259	740,171
Teekay Corp. Ltd.	35,316	291,357
Teekay Tankers Ltd.	12,622	526,590
TORM PLC - Class A	41,308	693,796
TS Lines Ltd.	703,697	767,343
Tsakos Energy Navigation Ltd.	12,733	244,346
Wallenius Wilhelmsen ASA	180,861	1,479,816
ZIM Integrated Shipping Services Ltd. (c)	50,909	819,126
TOTAL COMMON STOCKS (Cost $35,458,280)		36,079,657

SHORT-TERM INVESTMENTS - 14.5%	Units
Investments Purchased with Proceeds from Securities Lending - 12.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50% (f)	4,639,953	4,639,953

Money Market Funds - 1.9%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	686,569	686,569
TOTAL SHORT-TERM INVESTMENTS (Cost $5,326,522)		5,326,522

TOTAL INVESTMENTS - 112.3% (Cost $40,784,802)		41,406,179
Liabilities in Excess of Other Assets - (12.3)%		(4,519,108)
TOTAL NET ASSETS - 100.0%		$36,887,071
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,411,249.
(d)	Security considered restricted. The total market value of these securities was $1,546,084 which represented 4.2% of net assets as of June 30, 2025.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,546,084 or 4.2% of the Fund’s net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

SonicShares Global Shipping ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$ 36,079,657	$ –	$ –	$ 36,079,657
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,639,953
Money Market Funds	686,569	–	–	686,569
Total Investments	$ 36,766,226	$ –	$ –	$ 41,406,179

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,639,953 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.